Share Based Compensation	6 Months Ended
Jun. 30, 2020
Share-based Payment Arrangement [Abstract]
SHARE BASED COMPENSATION

14. SHARE BASED COMPENSATION

Share option plan

A total of 5,500,000 Class A Ordinary Shares (subject to subsequent adjustments described more fully below) may be issued pursuant to awards under the 2017 Omnibus Incentive Plan (the "2017 Share Option Plan"). Subsequent adjustments include that on each January 1, starting with January 1, 2020, an additional number of shares equal to the lesser of (i) 2% of the outstanding number of Class A Ordinary Shares (on a fully diluted basis) on the immediate preceding December 31, and (ii) such lower number of Class A Ordinary Shares as may be determined by the board of directors, subject in all cases to adjustments as provided in Section 10 of the 2017 Share Option Plan. Awards will be made pursuant to agreements and may be subject to vesting and other restrictions as determined by the board of directors.

On March 15, 2019, the Company granted 218,222 share options to directors, employees, external consultants and advisors of the Group with an exercise price of $12.91. On March 16, 2020, the Company granted 536,777 share options to directors, employees, external consultants and advisors of the Group with an exercise price of $2.99. On June 1, 2020, the Company granted 148,792 share options to directors and employees of the Group with an exercise price of $3.11.

A summary of the option activity as of June 30, 2020 and changes during the period is presented below:

	Number of share options	Weighted average exercise price $	Remaining contractual term in years

Outstanding, January 1, 2020	218,222	12.91	11.51

Granted	685,569	3.02	12.02
Exercised	(2,274)	12.91	-
Forfeited	(2,150)	8.79	-
Outstanding, June 30, 2020	899,367	5.38	11.60
Exercisable, June 30, 2020	106,852	12.91	10.51

Intrinsic value is calculated as the amount by which the current market value of a share of common stock exceeds the exercise price multiplied by the number of options. The aggregate intrinsic value of options outstanding as of June 30, 2020 and December 31, 2019 were approximately $0.5 million and $0.6 million respectively.

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model under the following assumptions.

Date of grant
Expected volatility	88.44%-96.55%
Risk-free interest rate	0.65%-2.49%
Expected term from grant date (in years)	5.25-7.29
Dividend rate	-
Dilution factor	0.9909-1
Fair value	$1.55-$10.52

In connection with the grant of share options to employees and non-employees, the Group recorded share-based compensation charges of $427,062 and $157,032 for the six months ended June 30, 2020 respectively, and $435,967 and $157,839 for the six months ended June 30, 2019 respectively.